Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax [Abstract]
Schedule of major components of income tax expense
	2021	2020
	USD	USD
Consolidated statement of comprehensive income
Current income tax:
Current income tax charge	343,275	481,730

Deferred income tax
Relating to origination and reversal of temporary differences	(3,272)	19,508
Income tax expense reported in the consolidated statement of comprehensive income	340,003	501,238

Schedule of tax expense and the accounting profit
	2021	2020
	USD	USD

Accounting loss before tax	(17,710,304)	(5,241,952)
Expected tax charge/(credit) at the statutory tax rate of 0% in Cayman Islands	-	-
Effect of different tax rates of subsidiaries operating in other jurisdictions	(616,272)	103,299
Effect of expenses that are not deductible in determining taxable profit	37,225	21,144
Unrecognized tax losses during the year	614,932	-
Withholding tax expenses incurred on revenue from foreign jurisdictions	311,042	372,226
Others	(6,924)	4,569
At the effective income tax rate of -1.92% % (2020: -9.56%)	340,003	501,238

Schedule of deferred tax asset relates
	Consolidated statement of financial position		Consolidated statement of comprehensive income
	2021	2020	2021	2020
	USD	USD	USD	USD

Provisions	-	-	-	7,564
Accelerated depreciation for tax purposes	(14,625)	(17,898)	(3,272)	-
Losses available for offsetting against future taxable income	-	-	-	11,944
Deferred tax expense / (benefit)				19,508
Deferred tax (liabilities) / assets	(14,625)	(17,898)	(3,272)